Average Annual Total Returns - Class S - Thrivent Large Cap Growth Fund	Class S 1 Year	Class S 5 Years	Class S 10 Years	Class S (after taxes on distributions) 1 Year	Class S (after taxes on distributions) 5 Years	Class S (after taxes on distributions) 10 Years	Class S (after taxes on distributions and redemptions) 1 Year	Class S (after taxes on distributions and redemptions) 5 Years	Class S (after taxes on distributions and redemptions) 10 Years	Russell 1000® Growth Index(reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Growth Index(reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Growth Index(reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500 Growth Index(reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500 Growth Index(reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500 Growth Index(reflects no deduction for fees, expenses or taxes) 10 Years
Total	42.91%	19.30%	16.05%	40.68%	17.92%	15.18%	26.90%	15.37%	13.40%	38.49%	21.00%	17.21%	33.47%	18.98%	16.49%